Operating profit - Other operating income and expense (Details) $ in Millions	12 Months Ended			60 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) country	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Operating profit, other operating income and expense
Cost of inventories recognised as expense during period	$ 6,038	$ 9,618	$ 9,640
Research and development expense	10,935	9,762	9,736
Impairment of property, plant and equipment			343
Total other operating income and expense	1,340	514	1,492
Other payables	1,446	1,975	1,328	$ 1,446
Movement in profit-participation liability	190		20
Financial liabilities	28,622	29,232	30,781	28,622
Waltham site
Operating profit, other operating income and expense
Net gains/(losses) on disposal of other non-current assets		125
Selling, general and administrative costs
Operating profit, other operating income and expense
Legal proceedings provision	1,013	789	48
Other operating income and expense
Operating profit, other operating income and expense
Royalty income	107	59	62
Gains on disposal of intangible assets	251	104	513
Gains on disposal of investments in associates and joint ventures			776
Net gains/(losses) on disposal of other non-current assets	41	112	(4)
Update to the contractual relationships for Beyfortus (nirsevimab)	712
Other income	393	439	453
Other expense	(164)	(200)	(308)
Total other operating income and expense	1,340	514	1,492
Other operating income and expense | Update to the contractual relationships for Beyfortus (nirsevimab)
Operating profit, other operating income and expense
Gain on extinguishment of profit participation liability	712
Research and development expense
Operating profit, other operating income and expense
Government grants	74	113	531
Cost of sales
Operating profit, other operating income and expense
Government grants	0	0	290
BMS's share of Global Diabetes Alliance | Selling, general and administrative costs
Operating profit, other operating income and expense
Fair value gains (losses) on contingent consideration arising from acquisitions	(520)	(182)	(42)
Alexion Pharmaceuticals, Inc. | Cost of sales
Operating profit, other operating income and expense
Charge relating to release of fair value uplifts on inventory	114	$ 3,484
Crestor | Minimum
Operating profit, other operating income and expense
Number of Countries Commercial Rights Sold | country		30
Pulmicort Flexhaler
Operating profit, other operating income and expense
Gains on disposal of intangible assets	241
COVID-19 mAbs
Operating profit, other operating income and expense
Government grants	0	$ 112	222
Vaxzevria
Operating profit, other operating income and expense
Government grants	74	1	309
Brazikumab
Operating profit, other operating income and expense
Other income	75	138	99
Synagis
Operating profit, other operating income and expense
Increase in profit participation liability			$ 114
Movement in profit-participation liability	$ 190			$ 400
Beyfortus
Operating profit, other operating income and expense
Profit participation liability		522
Europe ex UK and Spain | Crestor
Operating profit, other operating income and expense
Gains on disposal of intangible assets		$ 317
Viela Bio | Horizon Therapeutics plc
Operating profit, other operating income and expense
Proportion of ownership interest in associate disposed			26.70%
Viela Bio | Horizon Therapeutics plc | Other operating income and expense
Operating profit, other operating income and expense
Profit upon closing			$ 776